Document and Entity Information	12 Months Ended
Feb. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 01, 2012
Registrant Name	DWS INTERNATIONAL FUND, INC.
Central Index Key	0000088053
Amendment Flag	false
Document Creation Date	Aug. 01, 2012
Document Effective Date	Aug. 01, 2012
Prospectus Date	Feb. 01, 2012